Contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Ordinary shares — fully paid, shares	5,667,995,734	809,418,734
Ordinary shares — fully paid	$ 186,592,055	$ 123,045,889